Short-term Borrowings and Long-term Debt - Receivables Credit Facility (Details) - USD ($) $ in Thousands			12 Months Ended
	Jun. 01, 2017	May 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 01, 2015
Long-term Debt
Payment of loan amendment fees			$ 1,488	$ 2,250	$ 10,790
Prepayments of term loan			155,000	64,687	116,438
Trade receivables with securitization facility			425,216	368,922
Proceeds from receivables credit facility			89,914	43,001	$ 134,701
Long-term debt, outstanding amount			1,387,724	1,503,148
Receivables Credit Facility
Long-term Debt
Trade receivables with securitization facility			$ 425,200
Term of debt instrument			1 year
Maximum borrowing capacity			$ 325,000
Proceeds from receivables credit facility			308,800
Credit Facility
Long-term Debt
Payment of loan amendment fees			1,300
Maximum borrowing capacity						$ 1,915,000
Receivables Purchase Agreement
Long-term Debt
Payment of loan amendment fees			200
Receivables Purchase Agreement | Maximum
Long-term Debt
Receivables purchase agreement aggregate commitment amount	$ 325,000	$ 275,000
Term Loans | Credit Facility
Long-term Debt
Prepayments of term loan			155,000
Write off unamortized debt issuance costs			1,300
Term Loan A1
Long-term Debt
Long-term debt, outstanding amount			657,637	775,500
Term Loan A1 | Credit Facility
Long-term Debt
Maximum borrowing capacity						940,000
Term Loan A2
Long-term Debt
Long-term debt, outstanding amount			$ 421,238	$ 458,375
Term Loan A2 | Credit Facility
Long-term Debt
Maximum borrowing capacity						$ 475,000